SHARE REPURCHASE (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share Repurchase Program [Line Items]
Treasury stock, ordinary shares	5,169,771	8,444,997
Share Repurchase Program One [Member]
Share Repurchase Program [Line Items]
Cash consideration for shares repurchased		$ 35,711,684
Share Repurchase Program Two [Member]
Share Repurchase Program [Line Items]
Cash consideration for shares repurchased	31,005,333	4,394,648
ADS [Member] | Share Repurchase Program One [Member]
Share Repurchase Program [Line Items]
Stock repurchase program, shares approved for repurchase		100,000,000
Shares repurchased		2,605,571
ADS [Member] | Share Repurchase Program Two [Member]
Share Repurchase Program [Line Items]
Stock repurchase program, shares approved for repurchase		$ 50,000,000
Shares repurchased	1,513,829	209,428
Ordinary Shares [Member] | Share Repurchase Program One [Member]
Share Repurchase Program [Line Items]
Shares repurchased		7,816,713
Ordinary Shares [Member] | Share Repurchase Program Two [Member]
Share Repurchase Program [Line Items]
Shares repurchased	4,541,487	628,284